Organization	4 Months Ended
May 31, 2021
Li Cycle Holdings Corp [member]
Statement [line items]
Organization
1.	Organization
Li-Cycle
Holdings Corp. (the “Company”) was incorporated under the laws of Ontario on February 12, 2021, as part of a plan of arrangement (the “Arrangement”) to reorganize
Li-Cycle
Corp. The Company’s intended business activity is the resource recovery from lithium-ion
batteries. To date, the Company has not commenced operations and is expected to commence operations concurrent with the offering in accordance with the Arrangement. The Company’s registered address is 2351 Royal Windsor Drive, Unit 10, Mississauga, ON L5J 4S7 Canada.
The Company issued one common share for $1 upon incorporation with
Li-Cycle
Corp. being the sole shareholder. The common shares have no par value and the number of authorized common shares is unlimited.